N-4	Sep. 15, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Sep. 15, 2023
Amendment Flag	false
Item 10. Benefits Available (N-4) [Text Block]

Effective September 29, 2023, in the Initial Summary Prospectus, Updating Summary Prospectus, and Statutory Prospectus, the following riders are no longer available for purchase:

Enhanced Income Select 2 (Single and Joint)

CoreIncome Advantage Select (Single and Joint)

If you have already purchased the Enhanced Income Select 2 (Single or Joint) or CoreIncome Advantage Select (Single or Joint) prior to September 29, 2023, the rider continues to remain effective subject to the terms of your contract and prospectus.